Capital Stock and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Stock and Warrants
12.	Warrants

At March 31, 2013, outstanding warrants to purchase shares of common stock are as follows:

Warrants	Exercise Price	Expiration Date
99,696	$11.9125	June 2014
144,000	$5.8750	October 2014
19,007	$4.4750	July 2014
14,183	$4.0625	August 2014
36,071	$3.7500	June 2014
216,000	$3.6700	October 2014
1,816,608	$3.6500	May 2015
409,228	$3.4400	April 2015
2,046,139	$2.7500	January 2016
1,062,500	$1.0000	April 2015
10,625,000	$1.1000	November 2016

16,488,432

8.	Capital Stock and Warrants

Common Stock and Warrant Registered Direct Equity Financing

In January 2011, we completed a registered direct equity financing involving the issuance of units consisting of 8,184,556 shares of our common stock, 5-year warrants to purchase up to an aggregate of 2,046,139 shares of our common stock and 1-year warrants to purchase up to an aggregate of 2,046,139 shares of our common stock. The gross proceeds of this financing were $22.5 million, and we received $21.0 million in net proceeds after deducting the fees and expenses of our placement agent and our other offering expenses. The 1-year warrants expired unexercised in January 2012. We may receive up to $5.6 million of additional proceeds from the exercise of the 5-year warrants. The exercise price of the warrants is $2.75 per share. Subject to certain beneficial ownership limitations, the 5-year warrants are exercisable any time on or before January 11, 2016.

Common Stock and Warrant Underwritten Public Offering

In November 2011, we completed an underwritten public offering of 21,250,000 shares of our common stock and warrants to purchase up to 10,625,000 additional shares of our common stock. These securities were offered and sold to the public in multiples of a fixed combination consisting of one share of our common stock and a warrant to purchase up to 0.5 of a share of our common stock. The gross proceeds from this financing were $17.0 million, and we received $15.6 million in net proceeds after deducting the underwriting commissions and our other offering expenses. We may receive up to $11.7 million of additional proceeds from the exercise of the warrants issued to investors in this financing. The exercise price of the warrants is $1.10 per share. Subject to certain beneficial ownership limitations, the warrants are exercisable at any time on or before November 16, 2016.

We also issued warrants to purchase up to 1,062,500 shares of our common stock at an exercise price of $1.00 per share to the underwriter of the offering and its designees as additional underwriting compensation. These compensation warrants are exercisable at any time on or before April 1, 2015.

Warrants

During 2011, warrants were issued to investors in conjunction with the registered direct equity financing and underwritten public offering in January 2011 and November 2011, respectively. In addition, warrants were issued to the placement agent and the underwriter for these financings and its designees. See details of the equity financings above.

At December 31, 2012, outstanding warrants to purchase shares of common stock are as follows:

Warrants	Exercise Price	Expiration Date
99,696	$11.9125	June 2014
144,000	$5.8750	October 2014
19,007	$4.4750	July 2014
14,183	$4.0625	August 2014
36,071	$3.7500	June 2014
216,000	$3.6700	October 2014
1,816,608	$3.6500	May 2015
409,228	$3.4400	April 2015
2,046,139	$2.7500	January 2016
1,062,500	$1.0000	April 2015
10,625,000	$1.1000	November 2016

16,488,432